RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2024
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES

12.	RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Rental revenue consists of:

Years ended December 31,	2024	2023
Base rent	$466,302	$427,354
Straight-line rent amortization	11,843	16,690
Tenant incentive amortization	(54)	(4,403)
Property tax recoveries	57,745	52,862
Property insurance recoveries	7,340	6,386
Operating cost recoveries	25,467	22,361
	$568,643	$521,250
Property operating costs consist of:

Years ended December 31,	2024	2023
Non-recoverable from tenants:
Property taxes and utilities	$1,196	$1,230
Property insurance	735	694
Repairs and maintenance	413	427
Property management fees	390	378
Other	699	459
	$3,433	$3,188
Recoverable from tenants:
Property taxes and utilities	$66,875	$58,752
Property insurance	7,475	7,396
Repairs and maintenance	12,665	10,441
Property management fees	5,473	5,038
Other	1,232	1,197
	$93,720	$82,824
Property operating costs	$97,153	$86,012
General and administrative expenses consist of:

Years ended December 31,	2024	2023

Salaries, incentives and benefits	$18,655	$17,907
Audit, legal and consulting	4,186	4,194
Trustee/director fees including distributions, revaluations and expenses(1)	1,208	2,825
RSU and PSU compensation expense including distributions and revaluations(1)	4,454	7,782
Other public entity costs	2,605	2,629
Office rents including property taxes and common area maintenance costs	662	623
Capital tax (recovery) expense	(897)	995
Information technology costs	2,633	2,524
Corporate restructuring costs(2)	3,471	147
Other	2,386	2,332
	$39,363	$41,958
Less: capitalized general and administrative expenses	(454)	(518)
	$38,909	$41,440
(1)For fair value remeasurement (recovery) expense amounts see note 11(b).
(2)Corporate restructuring costs include costs associated with the uncoupling of the Trust’s stapled unit structure.
Interest expense and other financing costs consist of:

Years ended December 31,	2024	2023

Interest and amortized issuance costs relating to debentures and term loans	$85,276	$73,322
Amortization of deferred financing costs and other interest expense and charges	3,463	5,853
Interest expense related to lease obligations (note 8)	1,638	1,593
	$90,377	$80,768
Less: capitalized interest	(479)	(2,051)
	$89,898	$78,717
Fair value (gains) losses on financial instruments, net, consist of:

Years ended December 31,	2024	2023

Foreign exchange collar contracts, net (note 16(a))	$1,979	$(3,076)
Derivatives, net (note 7(c))	(7,145)	20,372
	$(5,166)	$17,296
For the year ended December 31, 2024, the net fair value gain on financial instruments of $5.2 million is comprised of the net fair value gain on the derivatives of $7.1 million which is associated with the fair value movements of the 2024 Cross Currency Interest Rate Swap, the combination of the 2025 Term Loan and 2025 Interest Rate Swap, the combination of the September 2026 Term Loan and September 2026 Interest Rate Swap and the December 2026 Cross Currency Interest Rate Swap, offset partially by the net fair value loss on foreign exchange collar contracts of $2.0 million. The Trust partially employed or did not employ hedge accounting for the derivatives and foreign exchange collars, therefore the change in fair value is recognized in fair value (gains) losses on financial instruments, net, in the consolidated combined statement of net income.
For the year ended December 31, 2023, the net fair value loss on financial instruments of $17.3 million was comprised of the net fair value loss on the derivatives of $20.4 million which was associated with the fair value movements of the 2023 Cross Currency Interest Rate Swap, 2024 Cross Currency Interest Rate Swap, the combination of the 2025 Term Loan and 2025 Interest Rate Swap, and the combination of the September 2026 Term Loan and September 2026 Interest Rate Swap, offset partially by the net fair value gain on the foreign exchange collar contracts of $3.1 million. The Trust partially employed or did not employ hedge accounting for the derivatives and foreign exchange collars, therefore the change in fair value was recognized in fair value (gains) losses on financial instruments, net, in the consolidated combined statement of net income.